Earnings per share - diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 3,608	€ 3,491	€ 1,803
Weighted average number of shares outstanding (in shares)	1,548,439	1,535,988	1,513,019
Number of shares deployable for share-based compensation (in shares)	19,400	20,318	13,357
Weighted average number of shares outstanding for diluted earnings per share (in shares)	1,567,839	1,556,306	1,526,376
Diluted earnings per share (in EUR per share)	€ 2.30	€ 2.24	€ 1.18
Net profit from continuing operations attributable to owners of the parent	€ 3,323	€ 3,281	€ 1,708
Diluted earnings per share from continuing operations (in EUR per share)	€ 2.12	€ 2.11	€ 1.12
Net profit from discontinued operations attributable to owners of the parent	€ 285	€ 210	€ 95
Diluted earnings per share from discontinued operations (in EUR per share)	€ 0.18	€ 0.13	€ 0.06